Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding	12 Months Ended
	Dec. 31, 2008 $ / shares	Dec. 31, 2008 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	5 years 4 months 24 days
Weighted average exercise price Outstanding | (per share)	$ 449.13	$ 601.7
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	2 years 3 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 124.28	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	8 years 3 days
Weighted average exercise price Outstanding | (per share)	$ 376.2	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	2 years 3 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 503.84	$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	5 years 3 months
Weighted average exercise price Outstanding | (per share)	$ 524	$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	2 years 7 months 20 days
Weighted average exercise price Outstanding | (per share)	$ 557.59	$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	7 years 10 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 456.82	$ 612
Stock Outstanding [Member] | 67 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	8 years 3 days
Weighted average exercise price Outstanding | (per share)	$ 537.43	$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	2 years 5 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 564.31	$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	7 years 10 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 671.79	$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	9 years 3 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 235.13	$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	9 years 4 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 376.2	$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	9 years 5 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 31.35
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	4,405	4,405
Weighted average exercise price, Exercisable | (per share)	$ 451.2	$ 604.47
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	444	444
Weighted average exercise price, Exercisable | (per share)	$ 124.28	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	732	732
Weighted average exercise price, Exercisable | (per share)	$ 376.2	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,012	1,012
Weighted average exercise price, Exercisable | (per share)	$ 503.84	$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	159	159
Weighted average exercise price, Exercisable | (per share)	$ 524	$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 557.59	$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 456.82	$ 612
Stock Exercisable [Member] | 67 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	696	696
Weighted average exercise price, Exercisable | (per share)	$ 537.43	$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	556	556
Weighted average exercise price, Exercisable | (per share)	$ 564.31	$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	83	83
Weighted average exercise price, Exercisable | (per share)	$ 671.79	$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	38	38
Weighted average exercise price, Exercisable | (per share)	$ 235.13	$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	117	117
Weighted average exercise price, Exercisable | (per share)	$ 376.2	$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	13	13
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 31.35